Investment Strategy	Feb. 20, 2026
VanEck Consumer Staples TruSector ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its total assets in equity securities of consumer staples-related companies or instruments that provide exposure to consumer staples-related companies as determined by the Adviser. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. Such companies may include those in the following industries: food and consumer staples retailing, beverages, food products, household products, tobacco, and personal products.
The Adviser utilizes a discretionary investment process that favors investments in consumer staples-related companies that are well-established market leaders, considering factors such as industry dominance, large market capitalization, high growth, and strong operating performance. The Fund may gain exposure to these companies through holdings in publicly traded common stocks, exchange-traded funds that provide exposure to consumer staples companies, and derivative instruments, such as total return swaps on individual securities. The Fund’s exposure to such derivatives will generally not exceed 20% of the notional value of the portfolio.
The Adviser may reduce or eliminate positions in companies that exhibit certain characteristics such as, but not limited to, decreasing market leadership, declining growth, deteriorating operating performance, or a weakening market capitalization profile.
Consumer staples companies in the Fund are expected to be U.S. listed and may include large- and medium-capitalization companies. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”) and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund will concentrate its investments in any one industry or group of industries within the consumer staples sector.
Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its total assets in equity securities of consumer staples-related companies or instruments that provide exposure to consumer staples-related companies as determined by the Adviser.
VanEck Energy TruSector ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its total assets in equity securities of energy-related companies or instruments that provide exposure to energy-related companies as determined by the Adviser. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. Such companies may include those in the following industries: oil, gas and consumable fuels, and energy equipment and services.
The Adviser utilizes a discretionary investment process that favors investments in energy-related companies that are well-established market leaders, considering factors such as industry dominance, large market capitalization, high growth, and strong operating performance. The Fund may gain exposure to these companies through holdings in publicly traded common stocks, exchange-traded funds that provide exposure to energy companies, and derivative instruments, such as total return swaps on individual securities. The Fund’s exposure to such derivatives will generally not exceed 20% of the notional value of the portfolio.
The Adviser may reduce or eliminate positions in companies that exhibit certain characteristics such as, but not limited to, decreasing market leadership, declining growth, deteriorating operating performance, or a weakening market capitalization profile.
Energy companies in the Fund are expected to be U.S. listed and may include large- and medium-capitalization companies. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”) and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund will concentrate its investments in any one industry or group of industries within the energy sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its total assets in equity securities of energy-related companies or instruments that provide exposure to energy-related companies as determined by the Adviser.
VanEck Financials TruSector ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its total assets in equity securities of financials-related companies or instruments that provide exposure to financials-related companies as determined by the Adviser. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. Such companies may include those in the following industries: banks, capital markets, consumer finance, insurance, and diversified financial services.
The Adviser utilizes a discretionary investment process that favors investments in financials-related companies that are well-established market leaders, considering factors such as industry dominance, large market capitalization, high growth, and strong operating performance. The Fund may gain exposure to these companies through holdings in publicly traded common stocks, exchange-traded funds that provide exposure to financials companies, and derivative instruments, such as total return swaps on individual securities. The Fund’s exposure to such derivatives will generally not exceed 20% of the notional value of the portfolio.
The Adviser may reduce or eliminate positions in companies that exhibit certain characteristics such as, but not limited to, decreasing market leadership, declining growth, deteriorating operating performance, or a weakening market capitalization profile.
Financials companies in the Fund are expected to be U.S. listed and may include large- and medium-capitalization companies. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”) and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund will concentrate its investments in any one industry or group of industries within the financial sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its total assets in equity securities of financials-related companies or instruments that provide exposure to financials-related companies as determined by the Adviser
VanEck Healthcare TruSector ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its total assets in equity securities of healthcare-related companies or instruments that provide exposure to healthcare-related companies as determined by the Adviser. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. Such companies may include those in the following industries: pharmaceuticals, biotechnology, life sciences tools and services, healthcare equipment and supplies, and healthcare providers and services.
The Adviser utilizes a discretionary investment process that favors investments in healthcare-related companies that are well-established market leaders, considering factors such as industry dominance, large market capitalization, high growth, and strong operating performance. The Fund may gain exposure to these companies through holdings in publicly traded common stocks, exchange-traded funds that provide exposure to healthcare companies, and derivative instruments, such as total return swaps on individual securities. The Fund’s exposure to such derivatives will generally not exceed 20% of the notional value of the portfolio.
The Adviser may reduce or eliminate positions in companies that exhibit certain characteristics such as, but not limited to, decreasing market leadership, declining growth, deteriorating operating performance, or a weakening market capitalization profile.
Healthcare companies in the Fund are expected to be U.S. listed and may include large- and medium-capitalization companies. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the "Investment Company Act of 1940") and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund will concentrate its investments in any one industry or group of industries within the healthcare sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its total assets in equity securities of healthcare-related companies or instruments that provide exposure to healthcare-related companies as determined by the Adviser.
VanEck Industrials TruSector ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its total assets in equity securities of industrials-related companies or instruments that provide exposure to industrials-related companies as determined by the Adviser. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. Such companies may include those in the following industries: aerospace and defense, industrial conglomerates, construction and engineering, electrical equipment, machinery, road and rail, and transportation infrastructure.
The Adviser utilizes a discretionary investment process that favors investments in industrials-related companies that are well-established market leaders, considering factors such as industry dominance, large market capitalization, high growth, and strong operating performance. The Fund may gain exposure to these companies through holdings in publicly traded common stocks, exchange-traded funds that provide exposure to industrials companies, and derivative instruments, such as total return swaps on individual securities. The Fund’s exposure to such derivatives will generally not exceed 20% of the notional value of the portfolio.
The Adviser may reduce or eliminate positions in companies that exhibit certain characteristics such as, but not limited to, decreasing market leadership, declining growth, deteriorating operating performance, or a weakening market capitalization profile.
Industrials companies in the Fund are expected to be U.S. listed and may include large- and medium-capitalization companies. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the "Investment Company Act of 1940") and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund will concentrate its investments in any one industry or group of industries within the industrials sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its total assets in equity securities of industrials-related companies or instruments that provide exposure to industrials-related companies as determined by the Adviser.
VanEck Materials TruSector ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its total assets in equity securities of materials-related companies or instruments that provide exposure to materials-related companies as determined by the Adviser. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. Such companies may include those in the following industries: chemicals, construction materials, containers and packaging, metals and mining, and paper and forest products.
The Adviser utilizes a discretionary investment process that favors investments in materials-related companies that are well-established market leaders, considering factors such as industry dominance, large market capitalization, high growth, and strong operating performance. The Fund may gain exposure to these companies through holdings in publicly traded common stocks, exchange-traded funds that provide exposure to materials companies, and derivative instruments, such as total return swaps on individual securities. The Fund’s exposure to such derivatives will generally not exceed 20% of the notional value of the portfolio.
The Adviser may reduce or eliminate positions in companies that exhibit certain characteristics such as, but not limited to, decreasing market leadership, declining growth, deteriorating operating performance, or a weakening market capitalization profile.
Materials companies in the Fund are expected to be U.S. listed and may include large- and medium-capitalization companies. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the "Investment Company Act of 1940") and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund will concentrate its investments in any one industry or group of industries within the materials sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its total assets in equity securities of materials-related companies or instruments that provide exposure to materials-related companies as determined by the Adviser.
VanEck Real Estate TruSector ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its total assets in equity securities of real estate-related companies or instruments that provide exposure to real estate-related companies as determined by the Adviser. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. Such companies may include those in the following industries: real estate investment trusts (REITs), real estate management and development, and diversified real estate activities. Diversified real estate activities include equity REITs or companies whose primary business activity is real estate management and services which include real estate developers, property managers, and real estate brokerage and agency services (including online real estate platforms and data services). The Adviser utilizes a discretionary investment process that favors investments in real estate-related companies that are well-established market leaders, considering factors such as industry dominance, large market capitalization, high growth, and strong operating performance. The Fund may gain exposure to these companies through holdings in publicly traded common stocks, exchange-traded funds that provide exposure to real estate companies, and derivative instruments, such as total return swaps on individual securities. The Fund’s exposure to such derivatives will generally not exceed 20% of the notional value of the portfolio.
The Adviser may reduce or eliminate positions in companies that exhibit certain characteristics such as, but not limited to, decreasing market leadership, declining growth, deteriorating operating performance, or a weakening market capitalization profile.
Real estate companies in the Fund are expected to be U.S. listed and may include large- and medium-capitalization companies. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”) and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund will concentrate its investments in any one industry or group of industries within the real estate sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its total assets in equity securities of real estate-related companies or instruments that provide exposure to real estate-related companies as determined by the Adviser.
VanEck Utilities TruSector ETF
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its total assets in equity securities of utilities-related companies or instruments that provide exposure to utilities-related companies as determined by the Adviser. For purposes of this policy, the term “assets” means net assets plus the amount of any borrowings for investment purposes. Such companies may include those in the following industries: electric utilities, gas utilities, multi-utilities, water utilities, and independent power producers and energy traders.
The Adviser utilizes a discretionary investment process that favors investments in utilities-related companies that are well-established market leaders, considering factors such as industry dominance, large market capitalization, high growth, and strong operating performance. The Fund may gain exposure to these companies through holdings in publicly traded common stocks, exchange-traded funds that provide exposure to utilities companies, and derivative instruments, such as total return swaps on individual securities. The Fund’s exposure to such derivatives will generally not exceed 20% of the notional value of the portfolio.
The Adviser may reduce or eliminate positions in companies that exhibit certain characteristics such as, but not limited to, decreasing market leadership, declining growth, deteriorating operating performance, or a weakening market capitalization profile.
Utilities companies in the Fund are expected to be U.S. listed and may include large- and medium-capitalization companies. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders.
The Fund is classified as a non-diversified fund under the Investment Company Act of 1940, as amended (the “Investment Company Act of 1940”) and, therefore, may invest a greater percentage of its assets in a particular issuer. The Fund will concentrate its investments in any one industry or group of industries within the utilities sector.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Fund is an actively managed exchange-traded fund that seeks to achieve its investment objective by investing, under normal market circumstances, at least 80% of its total assets in equity securities of utilities-related companies or instruments that provide exposure to utilities-related companies as determined by the Adviser.